Supplier Concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Vendor	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	72.00%	71.00%	72.00%
Number of key suppliers	4
Carrier Corporation | Supplier Concentration Risk
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	57.00%	54.00%	52.00%